Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	May 07, 2022	Dec. 31, 2020
Accounts Receivable, Net (Details) [Line Items]
Accounts receivable	$ 13,067,528
Unbilled accounts receivable			$ 7,526,282
Unbilled accounts receivables, description	The unbilled accounts receivables as of December 31, 2021 are expected to be billed within one year and collected over one year. The billed accounts receivable is expected to be collected within one year.
Total account receivable	$ 24,217,737		$ 14,314,985
Total accounts receivable percentage	19.60%
Percentage of billed accounts receivable	31.40%
Percentage of unbilled accounts receivable	7.30%
Forecast [Member]
Accounts Receivable, Net (Details) [Line Items]
Total account receivable		$ 5,300,000